Vanguard Selected Value Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)
Communication Services (1.0%)
	Omnicom Group Inc.	760,800	40,878
	Interpublic Group of Cos. Inc.	585,529	10,569
			51,447
Consumer Discretionary (13.0%)
	Gildan Activewear Inc. Class A	6,549,864	116,326
*	Taylor Morrison Home Corp. Class A	4,131,643	96,887
	Lear Corp.	573,067	63,255
*	Helen of Troy Ltd.	332,400	62,574
	Whirlpool Corp.	336,400	54,874
	Ford Motor Co.	8,217,115	54,315
	American Eagle Outfitters Inc.	5,383,200	53,832
*	Mohawk Industries Inc.	504,613	40,293
	Hanesbrands Inc.	2,759,500	38,992
	Newell Brands Inc.	2,065,477	33,874
	Gap Inc.	1,608,823	21,510
	PVH Corp.	424,670	20,664
	Extended Stay America Inc.	1,409,600	16,084
	Toll Brothers Inc.	298,920	11,419
^	Carnival Corp.	73,862	1,025
			685,924
Consumer Staples (0.7%)
	Spectrum Brands Holdings Inc	700,097	37,917

Energy (4.1%)
	Halliburton Co.	4,945,509	70,869
	National Oilwell Varco Inc.	4,227,629	48,660
	Baker Hughes Co. Class A	2,581,533	39,988
	Cenovus Energy Inc.	5,167,683	23,048
	TechnipFMC plc	2,382,657	19,132
	Murphy Oil Corp.	645,960	8,533
	Euronav NV	309,587	3,031
*,^	Valaris plc Class A	4,264,044	1,672
*	WPX Energy Inc.	254,758	1,521
			216,454
Financials (25.3%)
	Unum Group	4,843,000	83,445
	Globe Life Inc.	886,202	70,542
	Fifth Third Bancorp	3,391,060	67,346
	Voya Financial Inc.	1,320,594	65,237
	American International Group Inc.	1,975,451	63,491
	CNO Financial Group Inc.	4,203,835	63,478
	Equitable Holdings Inc.	3,068,136	62,774
	Axis Capital Holdings Ltd.	1,509,132	60,546
	TCF Financial Corp.	2,114,400	58,125

	Progressive Corp.	637,800	57,619
	State Street Corp.	854,800	54,528
	CNA Financial Corp.	1,635,402	54,459
	Essent Group Ltd.	1,505,530	53,943
	Regions Financial Corp.	4,866,368	52,849
*	Arch Capital Group Ltd.	1,569,100	48,250
	Synchrony Financial	2,162,900	47,865
	KeyCorp	3,920,749	47,088
	FirstCash Inc.	734,800	42,354
	Alleghany Corp.	79,700	41,629
	Jefferies Financial Group Inc.	2,481,121	40,194
	Webster Financial Corp.	1,132,283	30,877
	Invesco Ltd.	2,742,777	27,538
	Fidelity National Financial Inc.	795,400	25,739
	Commerce Bancshares Inc.	390,401	22,354
	Hartford Financial Services Group Inc.	506,455	21,433
	Reinsurance Group of America Inc.	239,570	20,423
*	American National Insurance Co.	193,300	14,237
	Everest Re Group Ltd.	51,771	11,327
	Hanover Insurance Group Inc.	97,763	9,960
	Loews Corp.	234,000	8,520
	Comerica Inc.	121,055	4,663
	MFA Financial Inc.	1,016,357	2,673
			1,335,506
Health Care (6.9%)
*	Syneos Health Inc.	1,010,600	63,051
*	Laboratory Corp. of America Holdings	284,300	54,847
	Cardinal Health Inc.	956,318	52,234
	Hill-Rom Holdings Inc.	521,700	50,720
*	Integra LifeSciences Holdings Corp.	1,057,100	50,477
	Perrigo Co. plc	806,100	42,739
*	Mylan NV	1,719,068	27,694
	McKesson Corp.	138,658	20,821
			362,583
Industrials (21.8%)
*	AerCap Holdings NV	4,860,800	130,901
	Snap-on Inc.	556,112	81,120
*	JetBlue Airways Corp.	7,840,529	81,071
*	Colfax Corp.	2,104,400	61,196
*	JELD-WEN Holding Inc.	2,762,999	54,155
	Wabtec Corp.	849,579	52,835
	Ryder System Inc.	1,415,294	51,842
	Terex Corp.	2,618,814	49,365
	Eaton Corp. plc	521,700	48,586
	BWX Technologies Inc.	884,600	48,229
*	IAA Inc.	1,066,000	46,211
	AMETEK Inc.	452,400	42,186
*,^	Avis Budget Group Inc.	1,608,848	41,669
	Acuity Brands Inc.	408,600	40,492
	Woodward Inc.	523,600	39,239
*	Air France-KLM ADR	9,501,723	38,767
	Enerpac Tool Group Corp. Class A	1,717,514	32,461
	Huntington Ingalls Industries Inc.	185,600	32,241
	Johnson Controls International plc	836,701	32,196
	Stanley Black & Decker Inc.	149,282	22,888
	Hexcel Corp.	568,772	21,215

*	Gates Industrial Corp. plc	2,011,800	21,204
	Donaldson Co. Inc.	435,100	21,033
	MSC Industrial Direct Co. Inc. Class A	295,765	19,524
*	Aecom	528,679	19,133
	Steelcase Inc. Class A	1,141,585	12,249
	Triton International Ltd.	211,500	6,656
	Textron Inc.	93,300	3,260
			1,151,924
Information Technology (10.2%)
*	Arrow Electronics Inc.	1,345,273	96,348
*	Micron Technology Inc.	1,422,300	71,193
	TE Connectivity Ltd.	721,200	64,237
	Avnet Inc.	2,266,809	60,569
	Amdocs Ltd.	705,170	43,791
	Leidos Holdings Inc.	408,000	38,825
	Hewlett Packard Enterprise Co.	3,638,701	35,914
*	Flex Ltd.	2,025,757	23,276
	Genpact Ltd.	561,036	22,341
	MKS Instruments Inc.	172,200	21,945
	Juniper Networks Inc.	829,020	21,041
*	Celestica Inc.	2,485,719	20,557
	KBR Inc.	894,385	19,891
			539,928
Materials (10.0%)
*,1 IAMGOLD Corp.		22,179,633	110,455
	Gold Fields Ltd. ADR	5,715,730	74,819
	Mosaic Co.	4,715,300	63,515
	Reliance Steel & Aluminum Co.	477,000	46,870
	Dow Inc.	1,066,522	43,791
	Olin Corp.	3,194,669	35,908
*	Axalta Coating Systems Ltd.	1,462,000	32,456
*	Equinox Gold Corp.	2,671,383	31,850
*	Kinross Gold Corp.	3,070,709	28,773
	Schweitzer-Mauduit International Inc.	736,022	23,943
	Domtar Corp.	992,900	20,841
*	Alcoa Corp.	1,226,700	15,947
			529,168
Real Estate (1.6%)
*	CBRE Group Inc. Class A	850,140	37,245
*	Howard Hughes Corp.	346,498	18,430
	Realogy Holdings Corp.	1,286,639	11,657
	Park Hotels & Resorts Inc.	1,249,073	10,330
	Service Properties Trust	1,075,989	7,209
			84,871
Utilities (2.4%)
	NRG Energy Inc.	1,559,325	52,721
	Edison International	900,709	50,142
	Entergy Corp.	200,661	21,096
			123,959
Total Common Stocks (Cost $5,870,764)			5,119,681

	Coupon
Temporary Cash Investments (3.6%)
Money Market Fund (3.4%)
2,3 Vanguard Market Liquidity Fund	0.194%		1,791,149	179,115

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
4 United States Cash Management Bill	0.116%	9/29/20	7,800	7,799
United States Cash Management Bill	0.210%	9/15/20	920	920
				8,719
Total Temporary Cash Investments (Cost $187,796)				187,834
Total Investments (100.6%) (Cost $6,058,560)				5,307,515
Other Assets and Liabilities—Net (-0.6%)				(31,305)
Net Assets (100%)				5,276,210
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,768,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain t rusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $6,406,000 was received for securities on loan.
4 Securities with a value of $6,636,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	386	62,986	1,088

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset

Selected Value Fund

value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Selected Value Fund

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,119,681	—	—	5,119,681
Temporary Cash Investments	179,115	8,719	—	187,834
Total	5,298,796	8,719	—	5,307,515
Derivative Financial Instruments
Assets
Futures Contracts[1]	404	—	—	404
1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. T ransactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
IAMGOLD Corp.	117,209	—	36,694	(9,231)	39,171	—	—	NA1
SeaWorld
Entertainment Inc.	110,455	8,385	133,259	(3,731)	18,150	—	—	—
Vanguard Market
Liquidity Fund	317,137	NA2	NA2	31	29	3,042	—	179,115
Total	544,801			(12,931)	57,350	3,042	—	289,570

1 Not applicable —at July 31, 2020, the issuer was not an affiliated company of the fund.
2 Not applicable —purchases and sales are for temporary cash investment purposes.